Summary of Significant Accounting Policies (Details Textual)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2013 Customers	Jun. 30, 2015 USD ($) Customers Vendors shares	Jun. 30, 2014 USD ($) shares	Sep. 30, 2013 Customers	Dec. 31, 2014 USD ($) Customers Vendors shares	Dec. 31, 2013 USD ($) Customers Vendors shares
Summary of Significant Accounting Policies (Textual)
FDIC Insurance coverage	$ 250,000			$ 250,000			$ 250,000
Excess in cash FDIC amount	2,980,000			2,980,000			1,900,000
Security deposit as collateral with financial institution	50,000			50,000			50,000	$ 50,000
Research and development	968,000	$ 953,000		$ 1,709,000	$ 1,745,000		$ 3,156,000	$ 2,257,000
Options and warrants to purchase of common stock | shares				700,000	433,000		279,464	195,686
Provision for contract loss								$ 100,000
Costs in Excess of Billings, Current								$ 801,000
Rents receivable							$ 34,000
Research and Development Expense [Member]
Summary of Significant Accounting Policies (Textual)
Research and development	$ 969,000	$ 953,000		$ 1,709,000	$ 1,745,000
Sales Revenue, Net [Member]
Summary of Significant Accounting Policies (Textual)
Number of customer | Customers						2	1
Concentration Risk, Percentage						100.00%	100.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Number of customer | Customers				1			1	1
Concentration Risk, Percentage				100.00%			100.00%	100.00%
Accounts Payable [Member]
Summary of Significant Accounting Policies (Textual)
Number of vendors | Vendors				4			6	2
Concentration Risk, Percentage				52.00%			54.00%	48.00%